Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
EQUITY
NOTE 3:-	EQUITY

a.	Changes in share capital:

Number of
shares

Balance at January 1, 2017 (audited)	*)107,628,485

Issuance of shares	10,622,720
Exercise of share options	1,484,154
ADS granted	450,300

Balance at December 31, 2017 (audited)	*)120,185,659

Issuance of shares	9,696,960
Exercise of share options	310,180

Balance at June 30, 2018 (unaudited)	*)130,192,799

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.

1.	On January 31, 2018, the Company sold to certain institutional investors an aggregate of 484,848 ADSs and 266,667 unregistered warrants to purchase 266,667 ADSs in a registered direct offering at $8.25 per ADS in which it raised gross proceeds of NIS 13,620, (NIS 11,865 net of all issuance costs, including share-based awards granted). An amount of NIS 10,024 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,113 related to the fair value of the warrants to purchase ADSs and was classified as a liability. Issuance costs amounting to NIS 272 associated with the issuance of the warrants, have been recognized as finance expenses. The investor warrants may be exercised for one year from issuance and have an exercise price of $12.00 per ADS, subject to adjustment as set forth therein. The investor warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. The Company paid approximately $323 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase 24,242 ADSs on the same general terms as the investor warrants except they have an exercise price of $10.31 per ADS.

Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IAS 39.

The placement agent warrants were classified as a share based payment transaction in accordance with IFRS 2, and was netted off the total consideration as issuance cost.